Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2014
Fair Value Disclosures [Abstract]
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis
The estimated carrying and fair values and basis of valuation of our financial instrument assets and liabilities that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2014				November 30, 2013
	Carrying Value	Fair Value			Carrying Value	Fair Value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Cash and cash equivalents (a)	$240	$240	$—	$—	$349	$349	$—	$—
Restricted cash (b)	11	11	—	—	—	—	—	—
Long-term other assets (c)	156	1	103	49	110	1	58	50
Total	$407	$252	$103	$49	$459	$350	$58	$50
Liabilities
Fixed rate debt (d)	$4,433	$—	$4,743	$—	$5,574	$—	$5,941	$—
Floating rate debt (d)	4,655	—	4,562	—	3,986	—	3,997	—
Total	$9,088	$—	$9,305	$—	$9,560	$—	$9,938	$—

(a)	Cash and cash equivalents are comprised of cash on hand, and at November 30, 2013 also include time deposits. Due to their short maturities, the carrying values approximate their fair values.

(b)	Restricted cash is comprised of a money market deposit account.

(c)
At November 30, 2014 and 2013, long-term other assets were substantially all comprised of notes and other receivables. The fair values of our Level 1 and Level 2 notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(d)
Debt does not include the impact of interest rate swaps. The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2014 and 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being slightly higher and slightly lower, respectively, than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on Recurring Basis
The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2014			November 30, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents (a)	$91	$—	$—	$113	$—	$—
Restricted cash (b)	19	—	—	28	—	—
Marketable securities held in rabbi trusts (c)	113	9	—	113	10	—
Derivative financial instruments (d)	—	14	—	—	60	—
Long-term other asset (e)	—	—	20	—	—	17
Total	$223	$23	$20	$254	$70	$17
Liabilities
Derivative financial instruments (d)	$—	$278	$—	$—	$31	$—
Total	$—	$278	$—	$—	$31	$—

(a)	Cash equivalents are comprised of money market funds.

(b)	The majority of restricted cash is comprised of money market funds.

(c)
At November 30, 2014 and 2013, marketable securities held in rabbi trusts were comprised of Level 1 bonds, frequently-priced mutual funds invested in common stocks, money market funds and Level 2 other investments. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(d)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

(e)
Long-term other asset is comprised of an auction-rate security. The fair value was based on a broker quote in an inactive market, which is considered a Level 3 input. During 2014, there were no purchases or sales pertaining to this auction-rate security and, accordingly, the change in its fair value was based solely on the strengthening of the underlying credit.

Reconciliation of Changes in Carrying Amounts of Goodwill
The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2012	$1,898	$1,276	$3,174
Foreign currency translation adjustment	—	36	36
Balance at November 30, 2013	1,898	1,312	3,210
Foreign currency translation adjustment	—	(83)	(83)
Balance at November 30, 2014	$1,898	$1,229	$3,127

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks
The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2012	$927	$372	$1,299
Ibero trademarks impairment charge (a)	—	(13)	(13)
Balance at November 30, 2013	927	359	1,286
Foreign currency translation adjustment	—	(21)	(21)
Balance at November 30, 2014	$927	$338	$1,265

(a)	In 2013, we recognized a $13 million impairment charge to fully write-off Ibero’s trademarks’ carrying value.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets
The estimated fair values of our derivative financial instruments and their location in the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2014	2013
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$6	$—
	Other assets – long-term	6	2
Foreign currency zero cost collars (b)	Other assets – long-term	—	8
Interest rate swaps (c)	Prepaid expenses and other	1	1
	Other assets – long-term	1	5
		14	16
Derivatives not designated as hedging instruments
Fuel (d)	Prepaid expenses and other	—	14
	Other assets – long-term	—	30
		—	44
Total derivative assets		$14	$60
Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$—	$4
Foreign currency zero cost collars (b)	Accrued liabilities and other	1	—
Interest rate swaps (c)	Accrued liabilities and other	13	13
	Other long-term liabilities	35	13
		49	30
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	90	—
	Other long-term liabilities	139	1
		229	1
Total derivative liabilities		$278	$31

(a)
At November 30, 2014 and 2013, we had foreign currency forwards totaling $403 million and $578 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2014, these foreign currency forwards settle through July 2017.

(b)
At November 30, 2014 and 2013, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.

(c)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2014 and 2013, these interest rate swap agreements effectively changed $750 million and $909 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate euro debt. These interest rate swaps settle through March 2025. In addition, at November 30, 2014 and 2013 we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2014 and 2013, these interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settle through February 2016.

(d)
At November 30, 2014 and 2013, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018 and through 2017, respectively. See “Fuel Price Risks” below for additional information regarding these fuel derivatives.

Offsetting Derivative Instruments
The amounts recognized within assets and liabilities were as follows (in millions):

	November 30, 2014
	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$78	$(64)	$14	$(14)	$—
Liabilities	$342	$(64)	$278	$(14)	$264

	November 30, 2013
	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$137	$(77)	$60	$(7)	$53
Liabilities	$108	$(77)	$31	$(7)	$24

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income
The effective portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive (loss) income were as follows (in millions):

	November 30,
	2014	2013	2012
Net investment hedges	$25	$(11)	$48
Foreign currency zero cost collars – cash flow hedges	$(10)	$(1)	$16
Interest rate swaps – cash flow hedges	$(28)	$2	$(11)

Fuel Derivatives Outstanding
At November 30, 2014, our outstanding fuel derivatives consisted of zero cost collars on Brent to cover a portion of our estimated fuel consumption as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices	Percent of Estimated Fuel Consumption Covered
Fiscal 2015
	November 2011	2,160	$80	$114
	February 2012	2,160	$80	$125
	June 2012	1,236	$74	$110
	April 2013	1,044	$80	$111
	May 2013	1,884	$80	$110
	October 2014	1,920	$79	$110
		10,404			51%
Fiscal 2016
	June 2012	3,564	$75	$108
	February 2013	2,160	$80	$120
	April 2013	3,000	$75	$115
		8,724			42%
Fiscal 2017
	February 2013	3,276	$80	$115
	April 2013	2,028	$75	$110
	January 2014	1,800	$75	$114
	October 2014	1,020	$80	$113
		8,124			39%
Fiscal 2018
	January 2014	2,700	$75	$110
	October 2014	3,000	$80	$114
		5,700			28%

(a)	Fuel derivatives mature evenly over each month within the above fiscal periods.